Long-Term Debt (Narrative) (Details) R$ in Thousands													9 Months Ended	12 Months Ended
	Apr. 11, 2017 USD ($)	Mar. 29, 2017 USD ($)	Mar. 16, 2017 USD ($)	Jul. 13, 2016	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	May 05, 2016	Apr. 21, 2016	Mar. 29, 2016 BRL (R$) instrument lender	Jan. 29, 2016	Nov. 30, 2015	Nov. 25, 2015	Apr. 24, 2012 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2017 instrument	Apr. 30, 2017 USD ($)	Mar. 29, 2016 USD ($) instrument lender	Sep. 27, 2013 USD ($)	Jul. 13, 2011 USD ($)
Debt Instrument [Line Items]
Debt issuance costs														$ 4,641,000	$ 5,611,000
2016 Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt | R$													R$ 675,000
Debt issuance costs																					$ 3,699,000
Redemption price (as a percent)				100.00%			97.00%	100.00%		97.75%	93.75%	93.75%
Interest expense														0	6,668,000	$ 20,991,000
2023 Notes [Member]
Debt Instrument [Line Items]
Debt issuance costs																				$ 3,313,000
Aggregate principal amount issued																				$ 473,800,000
Redemption price, principal amount redeemed			$ 80,000,000			$ 80,000,000
Redemption price (as a percent)			104.00%		101.00%	98.00%			107.00%
Redemption price, percentage of principal amount redeemed		11.60%			16.90%
Redemption price, amount		$ 48,885,000			$ 80,800,000
Early tender payment		$ 3,187,000			$ 800,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense														23,885,000	28,516,000	31,387,000
2027 Notes [Member]
Debt Instrument [Line Items]
Debt issuance costs																		$ 3,001,000
Aggregate principal amount issued																		$ 265,000,000
Interest expense														11,547,000	0	0
Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Repayment of secured loan agreement	$ 169,700,000
Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Debt issuance costs																			$ 3,243,000
Long-term debt									R$ 613,850										$ 167,262,000
Number of lenders | lender									5										5
Loss on derivative														2,570,000	6,519,000
Interest expense														2,570,000	6,519,000	$ 0
Cross-Currency Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Number of instruments held | instrument																	3
Cross-Currency Interest Rate Swaps [Member] | Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Number of instruments held | instrument									5										5
Loss on derivative														6,921,000	18,177,000
Interest expense														$ 9,491,000	$ 24,696,000
CDI [Member] | Cross-Currency Interest Rate Swaps [Member] | Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Basis point spread on variable rate (as a percent)									4.50%										4.50%